Investment Properties (Details 2) - ARS ($) $ in Thousands		12 Months Ended
		Jun. 30, 2019	Jun. 30, 2018
Disclosure of detailed information about investment property [abstract]
Discount rate 1%		$ (3,266)	$ (7,850)
Discount rate -1%		4,073	10,573
Growth rate 1%		1,536	4,829
Growth rate -1%		(1,232)	(3,589)
Inflation 10%	[1]	(2,860)	6,271
Inflation -10%	[2]	(2,618)	(5,668)
Devaluation rate + 10%	[3]	(3,035)	(5,562)
Devaluation rate - 10%	[4]	$ 3,709	$ 6,797

[1]	assume a 10% higher inflation rate for each period vis-a-vis projected rates.
[2]	assume a 10% lower inflation rate for each period vis-a-vis projected rates.
[3]	assume a 10% higher exchange rate for each period vis-a-vis projected rates.
[4]	assume a 10% lower exchange rate for each period vis-a-vis projected rates.